American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
March 31, 2021

VP Inflation Protection - Schedule of Investments
MARCH 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 54.4%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	15,323,688	18,114,917
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	5,816,241	7,124,740
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	9,809,159	11,803,962
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,551,591	4,784,548
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	3,624,621	4,640,617
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	3,267,675	4,692,464
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	3,865,370	5,598,824
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	22,210,481	25,714,523
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	15,451,783	17,488,869
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	12,009,573	15,716,420
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	13,052,370	15,129,958
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	772,786	948,154
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	1,060,770	1,322,235
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	207,906	260,809
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	9,187,574	9,620,192
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	1,406,622	1,416,213
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	9,192,856	9,969,263
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	25,953,400	28,200,266
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	2,531,750	2,741,735
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25(1)	14,560,260	16,046,699
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	9,829,365	10,712,502
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	19,980,972	22,227,986
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	8,184,600	8,949,098
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	1,082,890	1,195,070
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	12,992,603	14,417,883
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	16,490,309	18,376,944
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	677,359	772,910
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	16,310,949	17,961,539
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	31,518,010	34,131,392
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	15,303,750	16,624,975
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	12,058,320	12,992,184
TOTAL U.S. TREASURY SECURITIES (Cost $324,407,983)		359,697,891
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.5%
Private Sponsor Collateralized Mortgage Obligations — 8.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	46,179	47,532
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 11/25/44(2)	342,651	347,754
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 10/25/45(2)	416,812	421,280
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	564,814	572,736
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(2)	453,220	461,240
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(2)	1,424,213	1,442,158
Angel Oak Mortgage Trust, Series 2019-6, Class A3 SEQ, VRN, 2.93%, 11/25/59(2)	1,718,001	1,740,804
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(2)	678,754	687,486
Arroyo Mortgage Trust, Series 2019-2, Class A3, VRN, 3.80%, 4/25/49(2)	2,065,905	2,114,188
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3 SEQ, 3.19%, 7/25/49(2)	749,337	765,614
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	197,032	198,159
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, VRN, 2.72%, 7/25/49(2)	1,060,616	1,081,827
COLT Mortgage Loan Trust, Series 2020-1, Class A3 SEQ, VRN, 2.90%, 2/25/50(2)	1,023,472	1,033,867
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2 SEQ, 2.23%, 4/25/65(2)	2,150,000	2,185,741

Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	655,172	665,913
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(2)	994,511	1,009,849
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class A1 SEQ, 2.66%, 10/25/59(2)	1,778,983	1,812,580
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A1 SEQ, 1.21%, 5/25/65(2)	1,171,541	1,177,770
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3 SEQ, VRN, 1.54%, 2/25/66(2)	1,000,000	999,986
GCAT Trust, Series 2019-NQM1, Class A3 SEQ, 3.40%, 2/25/59(2)	1,400,374	1,403,614
GCAT Trust, Series 2019-NQM3, Class A3 SEQ, VRN, 3.04%, 11/25/59(2)	1,465,889	1,495,353
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	573,038	580,143
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.93%, 10/25/29(2)	924,791	953,352
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 5/25/46(2)	3,158,024	3,230,309
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(2)	1,370,942	1,390,328
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A2 SEQ, VRN, 2.89%, 5/24/60(2)	2,090,000	2,164,019
Sequoia Mortgage Trust, Series 2017-7, Class A7 SEQ, VRN, 3.50%, 10/25/47(2)	1,750,000	1,784,265
Sequoia Mortgage Trust, Series 2019-4, Class A7 SEQ, VRN, 3.50%, 11/25/49(2)	6,250,000	6,393,415
STAR Trust, Series 2021-1, Class A1 SEQ, VRN, 1.22%, 5/25/65(2)	3,800,000	3,799,926
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)	3,765,000	3,909,498
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(2)	1,760,195	1,789,936
Verus Securitization Trust, Series 2020-1, Class A2 SEQ, 2.64%, 1/25/60(2)	2,849,402	2,884,325
Verus Securitization Trust, Series 2020-1, Class A3 SEQ, VRN, 2.72%, 1/25/60(2)	1,187,251	1,199,360
Verus Securitization Trust, Series 2021-1, Class A3, VRN, 1.16%, 1/25/66(2)	2,781,872	2,770,465
Vista Point Securitization Trust, Series 2020-2, Class A3, VRN, 2.50%, 4/25/65(2)	1,663,636	1,684,979
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	106,939	110,642
		56,310,413
U.S. Government Agency Collateralized Mortgage Obligations — 2.0%
FHLMC, Series K088, Class A2 SEQ, 3.69%, 1/25/29	5,000,000	5,691,641
FHLMC, Series K108, Class A2 SEQ, 1.52%, 3/25/30	6,000,000	5,855,325
FNMA, Series 2014-C02, Class 2M2, VRN, 2.71%, (1-month LIBOR plus 2.60%), 5/25/24	1,125,688	1,136,504
FNMA, Series 2014-C04, Class 2M2, VRN, 5.11%, (1-month LIBOR plus 5.00%), 11/25/24	328,097	332,066
		13,015,536
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $68,925,768)		69,325,949
ASSET-BACKED SECURITIES — 9.2%
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class C, 1.48%, 2/18/26	2,750,000	2,804,701
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	405,961	416,098
Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	1,787,000	1,823,427
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	1,900,000	1,878,948
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)	1,513,593	1,559,751
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	1,370,689	1,406,978
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(2)	2,057,616	2,109,922
InStar Leasing III LLC, Series 2021-1A, Class A SEQ, 2.30%, 2/15/54(2)	2,590,349	2,548,472
Mosaic Solar Loan Trust, Series 2021-1A, Class A SEQ, 1.51%, 12/20/46(2)	2,600,000	2,552,158
MVW LLC, Series 2019-2A, Class A SEQ, 2.22%, 10/20/38(2)	1,680,650	1,717,022
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	248,089	251,006
Progress Residential Trust, Series 2019-SFR1, Class A SEQ, 3.42%, 8/17/35(2)	2,997,040	3,068,362
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(2)	6,275,021	6,383,479
Progress Residential Trust, Series 2019-SFR4, Class B, 2.94%, 10/17/36(2)	3,900,000	3,972,439
Progress Residential Trust, Series 2020-SFR2, Class A SEQ, 2.08%, 6/17/37(2)	1,600,000	1,636,526
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(2)	1,500,000	1,474,568
Progress Residential Trust, Series 2021-SFR2, Class C, 2.00%, 4/19/38(2)(3)	7,625,000	7,587,714
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(2)	833,588	865,268
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(2)	3,199,083	3,279,948
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.34%, 11/20/37(2)	5,800,000	5,795,575
Towd Point Mortgage Trust, Series 2017-2, Class A2, VRN, 3.25%, 4/25/57(2)	4,000,000	4,194,679
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)	674,306	704,446
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.83%, 11/17/39(2)	2,200,000	2,144,717

VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)		753,502	768,626
TOTAL ASSET-BACKED SECURITIES (Cost $60,294,075)			60,944,830
SOVEREIGN GOVERNMENTS AND AGENCIES — 7.3%
Canada — 7.3%
Canadian Government Real Return Bond, 4.25%, 12/1/21	CAD	1,954,616	1,624,180
Canadian Government Real Return Bond, 4.25%, 12/1/26	CAD	29,880,578	31,005,944
Canadian Government Real Return Bond, 4.00%, 12/1/31	CAD	13,622,400	15,873,939
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $46,240,028)			48,504,063
CORPORATE BONDS — 7.1%
Aerospace and Defense — 0.2%
Lockheed Martin Corp., 3.80%, 3/1/45		$300,000	330,606
Raytheon Technologies Corp., 4.125%, 11/16/28		720,000	811,337
			1,141,943
Automobiles — 0.3%
Ford Motor Credit Co. LLC, MTN, 4.39%, 1/8/26		470,000	494,666
General Motors Co., 5.15%, 4/1/38		1,140,000	1,307,639
			1,802,305
Banks — 2.0%
Banco Santander SA, 2.75%, 5/28/25		710,000	742,557
Banco Santander SA, 2.96%, 3/25/31		600,000	597,050
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26		1,450,000	1,446,461
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28		295,000	324,260
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31		1,735,000	1,721,062
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41		970,000	910,108
Bank of America Corp., VRN, 3.48%, 3/13/52		365,000	372,624
Barclays plc, 5.20%, 5/12/26		1,130,000	1,280,222
BNP Paribas SA, 4.375%, 9/28/25(2)		1,475,000	1,634,540
Citigroup, Inc., VRN, 4.08%, 4/23/29		530,000	589,990
Citigroup, Inc., VRN, 2.57%, 6/3/31		610,000	610,018
Huntington Bancshares, Inc., 4.35%, 2/4/23		550,000	585,178
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28		800,000	809,265
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26		695,000	720,165
Wells Fargo & Co., VRN, 2.19%, 4/30/26		920,000	950,068
			13,293,568
Biotechnology — 0.2%
AbbVie, Inc., 4.55%, 3/15/35		430,000	500,641
AbbVie, Inc., 4.45%, 5/14/46		590,000	681,374
Gilead Sciences, Inc., 3.65%, 3/1/26		300,000	329,718
			1,511,733
Capital Markets — 0.7%
CI Financial Corp., 3.20%, 12/17/30		1,000,000	995,556
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30		627,000	635,112
Morgan Stanley, MTN, VRN, 1.79%, 2/13/32		1,905,000	1,779,637
Morgan Stanley, VRN, 3.59%, 7/22/28		1,115,000	1,216,591
			4,626,896
Consumer Finance — 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 1/23/23		180,000	186,677
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.50%, 9/15/23		350,000	376,633
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.875%, 1/16/24		560,000	609,672
Capital One Financial Corp., 3.75%, 3/9/27		670,000	736,072
			1,909,054
Diversified Financial Services — 0.1%
Deutsche Bank AG (New York), VRN, 1.45%, 4/1/25(3)		580,000	580,221

Diversified Telecommunication Services — 0.7%
AT&T, Inc., 3.55%, 9/15/55(2)	1,061,000	972,783
AT&T, Inc., 3.80%, 12/1/57(2)	1,385,000	1,320,212
Verizon Communications, Inc., 2.10%, 3/22/28	520,000	522,508
Verizon Communications, Inc., 4.40%, 11/1/34	850,000	973,107
Verizon Communications, Inc., 2.65%, 11/20/40	1,197,000	1,095,516
		4,884,126
Electric Utilities — 0.3%
American Electric Power Co., Inc., 3.20%, 11/13/27	300,000	323,648
Duke Energy Florida LLC, 1.75%, 6/15/30	610,000	577,655
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	400,000	439,591
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	300,000	311,455
		1,652,349
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 3.375%, 10/15/26	792,000	857,129
Equinix, Inc., 5.375%, 5/15/27	550,000	591,583
Kilroy Realty LP, 3.80%, 1/15/23	301,000	314,246
Spirit Realty LP, 2.10%, 3/15/28	245,000	238,510
		2,001,468
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.875%, 10/15/46	600,000	628,754
Food Products†
Mondelez International, Inc., 2.75%, 4/13/30	237,000	242,244
Health Care Providers and Services — 0.2%
Cigna Corp., 4.90%, 12/15/48	300,000	368,352
CVS Health Corp., 4.78%, 3/25/38	260,000	307,393
Duke University Health System, Inc., 3.92%, 6/1/47	467,000	528,252
		1,203,997
Insurance†
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(2)	306,000	298,288
Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	890,000	845,258
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	960,000	1,252,486
Comcast Corp., 3.75%, 4/1/40	200,000	219,739
ViacomCBS, Inc., 4.375%, 3/15/43	530,000	572,726
		2,890,209
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.90%, 8/1/41	550,000	661,129
Sempra Energy, 3.25%, 6/15/27	350,000	374,941
		1,036,070
Oil, Gas and Consumable Fuels — 0.6%
Chevron Corp., 2.00%, 5/11/27	390,000	399,066
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	288,659
Equinor ASA, 1.75%, 1/22/26	390,000	399,320
MPLX LP, 4.50%, 4/15/38	300,000	328,317
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	335,589
Petroleos Mexicanos, 4.875%, 1/18/24	700,000	720,871
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	950,000	1,086,795
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	400,000	420,945
		3,979,562
Pharmaceuticals — 0.1%
Viatris, Inc., 2.70%, 6/22/30(2)	196,000	193,782
Viatris, Inc., 4.00%, 6/22/50(2)	215,000	219,659
		413,441

Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	312,051
Norfolk Southern Corp., 3.05%, 5/15/50	600,000	570,587
		882,638
Software — 0.2%
Microsoft Corp., 2.53%, 6/1/50	335,000	305,654
Oracle Corp., 4.00%, 7/15/46	970,000	1,000,975
		1,306,629
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	560,000	565,557
TOTAL CORPORATE BONDS (Cost $46,364,970)		46,851,052
COLLATERALIZED LOAN OBLIGATIONS — 4.1%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.24%, (3-month LIBOR plus 1.02%), 4/20/31(2)	1,750,000	1,750,344
Dryden CLO Ltd., Series 2018-64A, Class A, VRN, 1.19%, (3-month LIBOR plus 0.97%), 4/18/31(2)	3,400,000	3,400,521
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)(3)	3,000,000	3,000,000
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.34%, (3-month LIBOR plus 1.12%), 7/20/31(2)	1,700,000	1,702,676
KKR CLO Ltd., Series 19, Class A2, VRN, 1.74%, (3-month LIBOR plus 1.50%), 10/15/30(2)	3,300,000	3,300,007
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.37%, (3-month LIBOR plus 1.15%), 7/20/31(2)	2,250,000	2,253,312
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 1.22%, (3-month LIBOR plus 0.98%), 4/15/31(2)	2,500,000	2,498,511
Magnetite Xxix Ltd., Series 2021-29A, Class B, VRN, 1.50%, (3-month LIBOR plus 1.40%), 1/15/34(2)	2,600,000	2,600,010
Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, VRN, 1.84%, (3-month LIBOR plus 1.65%), 4/20/34(2)(3)	3,000,000	3,000,000
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 2.05%, (3-month LIBOR plus 1.80%), 1/20/32(2)	1,800,000	1,806,220
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.29%, (3-month LIBOR plus 1.07%), 10/20/28(2)	2,128,872	2,130,882
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $27,360,805)		27,442,483
EXCHANGE-TRADED FUNDS — 4.0%
Vanguard Intermediate-Term Corporate Bond ETF	141,600	13,173,048
Vanguard Short-Term Corporate Bond ETF	159,400	13,150,500
TOTAL EXCHANGE-TRADED FUNDS (Cost $26,315,639)		26,323,548
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.9%
FHLMC, 4.50%, 4/1/41	$3,459,350	3,903,553
FNMA, 4.50%, 5/1/39	1,493,244	1,684,617
FNMA, 4.00%, 11/1/41	795,326	876,712
FNMA, 4.00%, 11/1/41	411,848	454,677
FNMA, 4.00%, 2/1/42	432,176	473,049
FNMA, 4.00%, 2/1/46	4,466,908	4,873,046
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $11,704,469)		12,265,654
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
Tennessee Valley Authority, Series B, 4.70%, 7/15/33 (Cost $3,313,458)	2,400,000	3,067,526
TEMPORARY CASH INVESTMENTS(4) — 2.1%
Credit Agricole Corporate and Investment Bank, 0.05%, 4/1/21 (LOC: Credit Agricole SA)(2)(5)	14,115,000	14,114,978
State Street Institutional U.S. Government Money Market Fund, Premier Class	472	472
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,115,472)		14,115,450
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $629,042,667)		668,538,446
OTHER ASSETS AND LIABILITIES — (1.1)%		(7,305,591)
TOTAL NET ASSETS — 100.0%		$661,232,855

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	971,120	AUD	1,248,836	Bank of America N.A.	6/16/21	$22,273
USD	47,947,380	CAD	60,239,650	Morgan Stanley	6/16/21	7,865
						$30,138

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	79	June 2021	$10,344,062	$14,635
U.S. Treasury Long Bonds	49	June 2021	7,575,094	297,558
			$17,919,156	$312,193
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.21%	1/19/24	$22,000,000	$575	$281,589	$282,164
CPURNSA	Receive	2.27%	1/26/24	$5,000,000	517	53,758	54,275
CPURNSA	Receive	1.78%	6/6/24	$19,000,000	(654)	506,998	506,344
CPURNSA	Receive	1.71%	6/20/24	$12,600,000	(601)	368,276	367,675
CPURNSA	Receive	1.86%	7/30/24	$12,500,000	(601)	268,596	267,995
CPURNSA	Receive	1.86%	8/1/24	$13,600,000	(610)	294,502	293,892
CPURNSA	Receive	1.62%	10/17/24	$12,500,000	(601)	460,680	460,079
CPURNSA	Receive	2.26%	2/1/25	$12,000,000	573	164,510	165,083
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	524	296,570	297,094
CPURNSA	Receive	2.24%	1/12/26	$9,000,000	555	158,479	159,034
CPURNSA	Receive	2.33%	2/2/26	$20,000,000	622	255,196	255,818
CPURNSA	Receive	2.15%	11/20/27	$5,000,000	(554)	103,734	103,180
CPURNSA	Receive	2.31%	3/28/28	$11,500,000	(624)	(10,628)	(11,252)
CPURNSA	Receive	1.79%	10/16/29	$6,100,000	(574)	386,876	386,302
CPURNSA	Receive	1.80%	10/21/29	$6,100,000	(566)	384,648	384,082
CPURNSA	Receive	1.88%	11/21/29	$1,000,000	(516)	55,949	55,433
CPURNSA	Receive	1.87%	11/25/29	$5,000,000	(554)	283,663	283,109
CPURNSA	Receive	1.29%	5/19/30	$3,000,000	532	354,804	355,336
CPURNSA	Receive	1.63%	6/25/30	$8,000,000	586	775,174	775,760
					$(1,971)	$5,443,374	$5,441,403

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$5,000,000	$(666,133)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	(313,773)
Bank of America N.A.	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	112,836
Bank of America N.A.	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	19,883
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	9,302
Bank of America N.A.	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	14,969
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	(197,664)
Barclays Bank plc	CPURNSA	Receive	2.39%	9/19/24	$6,000,000	(357,797)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$6,500,000	(365,982)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$3,600,000	(179,259)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(3,939,936)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(744,091)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$1,500,000	74,234
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	563,709
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	747,904
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	14,897
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	4,549
						$(5,202,352)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $13,843,974.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $158,467,507, which represented 24.0% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $1,470,000.
(5)The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	359,697,891	—
Collateralized Mortgage Obligations	—	69,325,949	—
Asset-Backed Securities	—	60,944,830	—
Sovereign Governments and Agencies	—	48,504,063	—
Corporate Bonds	—	46,851,052	—
Collateralized Loan Obligations	—	27,442,483	—
Exchange-Traded Funds	26,323,548	—	—
U.S. Government Agency Mortgage-Backed Securities	—	12,265,654	—
U.S. Government Agency Securities	—	3,067,526	—
Temporary Cash Investments	472	14,114,978	—
	26,324,020	642,214,426	—
Other Financial Instruments
Futures Contracts	312,193	—	—
Swap Agreements	—	7,014,938	—
Forward Foreign Currency Exchange Contracts	—	30,138	—
	312,193	7,045,076	—
Liabilities
Other Financial Instruments
Swap Agreements	—	6,775,887	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.